Related Party Disclosures (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Related Party Disclosures [Line Items]
Legal fees		$ 502,545
No legal fees	$ 20,000		$ 20,000
SovFi [Member]
Related Party Disclosures [Line Items]
Sovereign debt market		$ 100,000,000,000,000